Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Raw materials | $	$ 96		$ 132
Work in progress | $	21		48
Finished goods | $	710		748
Inventory, net | $	$ 401		$ 496
ZHEJIANG TIANLAN
Raw materials | ¥		¥ 11,963		¥ 4,741
Work in progress | ¥		0		6,452
Finished goods | ¥		0		3,924
Inventory, net | ¥		¥ 11,963		¥ 15,117